UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 4,309	$ 4,621
Goodwill and intangible assets	55,919	51,343
Financial Assets	2,763	2,455
Deferred tax assets	3,546	3,553
Derivative financial asset	67	166
Other assets	28	28
Total non-current assets	66,632	62,166
Current assets
Inventories	20,129	19,374
Trade and other receivables	10,893	16,065
Income tax receivable	431	518
Cash and cash equivalents	1,546	5,167
Total current assets	32,999	41,124
TOTAL ASSETS	99,631	103,290
Equity attributable to the equity holders of the parent
Share capital	4,337	4,190
Share premium	63,797	63,397
Treasury shares	(24,922)	(24,922)
Accumulated deficit	(93,656)	(79,117)
Translation reserve	(5,826)	(5,461)
Equity component of convertible note	6,709	6,709
Other reserves	23	23
Total deficit	(49,538)	(35,181)
Current liabilities
Income tax payable	472	364
Trade and other payables	26,486	26,782
Exchangeable notes and other borrowings	210	210
Provisions	2,059	2,454
Lease liabilities	2,296	2,285
Total current liabilities	31,523	32,095
Non-current liabilities
Senior secured term loan	83,643	72,391
Convertible loan note	15,857	15,401
Derivative financial liabilities	1,114	1,658
Lease liabilities	10,554	10,477
Provisions	75	75
Contingent consideration	1,841	1,813
Deferred tax liabilities	4,562	4,561
Total non-current liabilities	117,646	106,376
TOTAL LIABILITIES	149,169	138,471
TOTAL EQUITY AND LIABILITIES	$ 99,631	$ 103,290